Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Accrued marketing expense	$ 44,709	$ 26,873	$ 27,304
Accrued taxes	938	542	9,332
Accrued customer credits	63,754	88,167	119,355
Accrued future customer compensation	46,263	30,181	73,959
Accrued Contingencies	0	5,898	12,686
Accrued payroll	13,363	10,660	9,286
Other current liabilities	28,220	19,649	29,234
Total accrued expenses and other current liabilities	$ 197,247	$ 181,970	$ 281,156